Description of the Plan (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2026	Dec. 31, 2025 USD ($) h Rate	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Catch-up contribution, maximum annual contribution		$ 34,750
EBP 008
EBP, Description of Plan [Line Items]
Service period per week | h		20
Service period | h		1,000
Employer contribution, matching percentage		100.00%
Employer contribution, participant compensation matched, percentage		4.00%
Employer contribution, annual fixed rate contribution, percentage		3.00%
Participant contribution, automatic, annual increase deferral rate		1.00%
Maximum annual compensation to total compensation, percentage		75.00%
Note receivable from participant, account, minimum borrowing, amount		$ 1,000
Note receivable from participant, account, maximum borrowing, amount		$ 50,000
Note receivable from participant, account, maximum borrowing, to total account, percentage		50.00%
Participant loan, basis spread on variable rate | Rate		2.00%
Funds held, duration		2 years
Plan participation, duration		5 years
Early withdrawal penalty, percent		10.00%
Balance of forfeited accounts		$ 1,770	$ 5,199
Forfeited nonvested account, decrease from employer contribution		$ 5,989	$ 6,685
EBP 008 | EBP, Fixed Rate Contribution | Pacific Foods Participants
EBP, Description of Plan [Line Items]
Employer contribution vesting service period		3 years
EBP 008 | Subsequent Event
EBP, Description of Plan [Line Items]
Employer contribution, annual fixed rate contribution, percentage	3.00%
EBP 008 | Minimum
EBP, Description of Plan [Line Items]
Participant contribution, automatic, deferral rate		4.00%
Note receivable from participant, term		1 year
Participant loan, interest rate		4.50%	4.50%
EBP 008 | Maximum
EBP, Description of Plan [Line Items]
Participant contribution, automatic, deferral rate		10.00%
Note receivable from participant, term		5 years
Participant loan, interest rate		10.50%	10.50%